Commitments and Contingencies (Details)				12 Months Ended
	Feb. 28, 2022 HKD ($)	Feb. 28, 2022 USD ($)	Jun. 30, 2020 HKD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2021 HKD ($)
Commitments and Contingencies (Details) [Line Items]
Estimated useful life				3 years	3 years
Sales proceed amount			$ 10,000
Operating lease expense				$ 304,824	$ 38,832	$ 299,721	$ 294,807
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Lease concession	$ 32,241	$ 4,147
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Lease concession	$ 24,620	$ 3,167